Commitments and Contingencies (Details Narrative) (10-K) - HubPages, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Monthly lease payments	$ 11,000
Operating lease, rent expense	122,474	$ 76,670
Future minimum rental payments due	$ 77,000
Operating lease, maturity date	Jul. 31, 2018